Adjusted Cash Flow and Free Cash Flow (Tables)	12 Months Ended
Dec. 31, 2022
Adjusted Cash Flow and Free Cash Flow
Summary of cash generated from operating activities and Free Cash Flow

	2022	2021	2020
	£m	£m	£m
Operating profit	317	347	294
Adjustments for:
– Depreciation and impairment of property, plant and equipment	148	128	132
– Depreciation and impairment of leased assets	106	78	78
– Amortisation and impairment of intangible assets (excluding computer software)	118	74	82
– Amortisation and impairment of computer software	22	17	19
– Other non-cash items	8	6	(1)
Changes in working capital (excluding the effects of acquisitions and exchange differences on consolidation):
– Inventories	(4)	(3)	(23)
– Contract costs	(10)	(5)	(2)
– Trade and other receivables	37	59	(19)
– Accrued income	(32)	—	2
– Trade and other payables and provisions	(75)	(43)	78
– Contract liabilities	81	11	13
Cash generated from operating activities	716	669	653

Purchase of property, plant and equipment	(153)	(128)	(130)
Purchase of intangible fixed assets	(37)	(32)	(23)
Capital element of lease payments and initial direct costs incurred	(104)	(88)	(83)
Proceeds from sale of property, plant and equipment	5	7	6
Cash impact of one-off and adjusting items	59	27	7
Dividends received from associates	4	4	12
Adjusted Cash Flow	490	459	442
Interest received	13	5	8
Interest paid	(52)	(42)	(49)
Income tax paid	(77)	(69)	(64)
Free Cash Flow	374	353	337

Schedule of free cash flow

	2022	2021
	AER	AER
	£m	£m
Net cash from operating activities	600	563
Purchase of property, plant, equipment and intangible fixed assets	(190)	(160)
Capital element of lease payments and initial direct costs incurred	(104)	(88)
Proceeds from sale of property, plant, equipment and software	5	7
Cash impact of one-off and adjusting items	59	27
Dividends received from associates	4	4
Free Cash Flow	374	353

Schedule of adjusted free cash flow conversion

	2022	2021
	AER	AER
	£m	£m
Adjusted Profit After Tax	427	336
Free Cash Flow	374	353
Product development additions	10	7
Net investment hedge cash interest through Other Comprehensive Income	8	4
Adjusted Free Cash Flow	392	364
Adjusted Free Cash Flow Conversion	91.8%	108.3%